SEMI-ANNUAL REPORT
                                 MARCH 31, 2003

                             THE ROCKLAND SMALL CAP
                                  GROWTH FUND

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2003 (UNAUDITED)

ASSETS:
   Investments, at value (cost $28,811,384)                        $33,329,425
   Receivable for investments sold                                   2,168,468
   Receivable for capital shares sold                                   22,458
   Dividends and interest receivable                                       104
   Other assets                                                         22,010
                                                                   -----------
        Total Assets                                                35,542,465
                                                                   -----------
LIABILITIES:
   Payable for investments purchased                                 1,980,848
   Capital shares repurchased                                            2,438
   Payable to Adviser                                                   27,234
   Accrued expenses and other liabilities                              154,100
                                                                   -----------
        Total Liabilities                                            2,164,620
                                                                   -----------
NET ASSETS                                                         $33,377,845
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
   Capital stock                                                   $71,283,633
   Accumulated net realized loss on investments sold               (42,423,829)
   Net unrealized appreciation on investments                        4,518,041
                                                                   -----------
        Total Net Assets                                           $33,377,845
                                                                   -----------
                                                                   -----------

   Shares of beneficial interest outstanding
     (unlimited shares of $0.001 par value authorized)               3,190,291
   Net asset value, redemption price and offering price per share  $     10.46
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

INVESTMENT INCOME:
   Dividend income (net of foreign taxes withheld of $477)         $     7,548
   Interest income                                                       2,764
                                                                   -----------
        Total investment income                                         10,312
                                                                   -----------
EXPENSES:
   Investment advisory fee                                             169,445
   Administration fee                                                   17,572
   Shareholder servicing and accounting costs                           42,840
   Custody fees                                                         22,975
   Federal and state registration                                       14,260
   Professional fees                                                    17,967
   Reports to shareholders                                               6,780
   Trustees' fees and expenses                                           2,284
   Other                                                                 7,084
                                                                   -----------
        Total expenses                                                 301,207
                                                                   -----------
NET INVESTMENT LOSS                                                   (290,895)
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                 (4,143,654)
   Net change in unrealized
     appreciation/depreciation on investments                        3,160,013
                                                                   -----------
   Net realized and unrealized loss on investments                    (983,641)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(1,274,536)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                                   MARCH 31, 2003    SEPTEMBER 30, 2002
                                                                                  ----------------   ------------------
                                                                                    (UNAUDITED)
OPERATIONS:
   Net investment loss                                                              $  (290,895)        $  (683,369)
   Net realized loss on investments                                                  (4,143,654)        (10,497,859)
   Net change in unrealized appreciation/depreciation on investments                  3,160,013          (2,813,580)
                                                                                    -----------         -----------
   Net decrease in net assets resulting from operations                              (1,274,536)        (13,994,808)
                                                                                    -----------         -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                          8,161,258         179,610,426
   Cost of shares redeemed                                                          (10,491,743)       (196,395,002)
                                                                                    -----------         -----------
   Net decrease in net assets resulting from capital share transactions              (2,330,485)        (16,784,576)
                                                                                    -----------         -----------
NET DECREASE IN NET ASSETS                                                           (3,605,021)        (30,779,384)

NET ASSETS:
   Beginning of period                                                               36,982,866          67,762,250
                                                                                    -----------         -----------
   End of period                                                                    $33,377,845         $36,982,866
                                                                                    -----------         -----------
                                                                                    -----------         -----------

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS                      YEARS ENDED SEPTEMBER 30,
                                                         ENDED           ------------------------------------------------------
                                                     MARCH 31, 2003      2002        2001         2000        1999         1998
                                                     --------------      ----        ----         ----        ----         ----
                                                      (UNAUDITED)
Per Share Data:
Net asset value, beginning of period                     $10.81         $14.72      $32.22       $19.34      $11.21       $14.43
                                                         ------         ------      ------       ------      ------       ------
Income from investment operations:
   Net investment loss                                    (0.09)(1)      (0.20)(1)   (0.14)(1)    (0.28)(1)   (0.20)(2)    (0.17)(1)
                                                               <F1>           <F1>        <F1>         <F1>        <F2>         <F1>
   Net realized and unrealized gains (losses)
     on investments                                       (0.26)         (3.71)     (11.84)       18.19        8.33        (2.73)
                                                         ------         ------      ------       ------      ------       ------
          Total from investment operations                (0.35)         (3.91)     (11.98)       17.91        8.13        (2.90)
                                                         ------         ------      ------       ------      ------       ------
Less distributions:
   Distributions from net realized gains                     --             --       (5.52)       (5.03)         --        (0.18)
   Return of Capital                                         --             --          --           --          --        (0.14)
                                                         ------         ------      ------       ------      ------       ------
          Total distributions                                --             --       (5.52)       (5.03)         --        (0.32)
                                                         ------         ------      ------       ------      ------       ------
Net asset value, end of period                           $10.46         $10.81      $14.72       $32.22      $19.34       $11.21
                                                         ------         ------      ------       ------      ------       ------
                                                         ------         ------      ------       ------      ------       ------
Total return                                              (3.24)%(3)    (26.56)%    (41.89)%     108.14%      72.52%      (20.21)%
                                                                <F3>

Supplemental data and ratios:
   Net assets, end of period                        $33,377,945    $36,982,866 $67,762,250  $69,583,711 $21,561,339  $10,681,337
   Ratio of expenses, excluding interest,
     to average net assets(4)<F4>                          1.78%(6)       1.45%(5)    1.41%        1.53%       1.75%        1.75%
                                                               <F6>           <F5>
   Ratio of net investment loss
     to average net assets(4)<F4>                         (1.72)%(6)     (1.21)%     (0.86)%      (1.27)%     (1.34)%      (1.47)%
                                                                <F6>
   Portfolio turnover rate                               240.75%        513.67%     513.68%      615.06%     814.67%      353.27%

(1)<F1> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)<F2> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period.
(3)<F3>   Not Annualized.
(4)<F4> Without expense reimbursements of $96,798 and $107,092 for the years ended September 30, 1999 and 1998, respectively, the ratio of operating expenses to average net assets would have been 2.31% and 2.60%, respectively. The ratio of net investment loss to average net assets would have been (1.90)% and (2.32)%, respectively.
(5)<F5> The expense ratio excludes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio including interest expense paid to the custodian for the year ended September 30, 2002 was 1.57%.
(6)<F6>   Annualized.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2003 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----

             COMMON STOCKS -- 99.9%

             BIOTECHNOLOGY -- 4.3%
  50,000     Martek Biosciences Corporation*<F7>                   $ 1,426,000
                                                                   -----------

             BUSINESS SERVICES -- 6.7%
  25,000     aQuantive, Inc.*<F7>                                      111,250
   8,000     Fair Isaac Corporation                                    406,560
  30,000     FTI Consulting, Inc.*<F7>                               1,386,600
  50,000     Gevity HR, Inc.                                           347,500
                                                                   -----------
                                                                     2,251,910
                                                                   -----------

             COMPUTER EQUIPMENT -- 5.7%
   5,000     Hutchinson Technology Incorporated*<F7>                   123,600
  35,000     Komag, Incorporated*<F7>                                  254,765
  15,000     NetScreen Technologies, Inc.*<F7>                         251,700
  35,000     Stratasys, Inc.*<F7>                                      458,500
  90,000     Western Digital Corporation*<F7>                          815,400
                                                                   -----------
                                                                     1,903,965
                                                                   -----------

             CONSUMER PRODUCTS -- 3.8%
  15,000     Leapfrog Enterprises, Inc. -- Class A*<F7>                357,600
  25,000     Marvel Enterprises, Inc.*<F7>                             345,500
  30,000     NBTY, Inc.*<F7>                                           568,800
                                                                   -----------
                                                                     1,271,900
                                                                   -----------

             DISTRIBUTION -- 0.7%
  10,000     Central European Distribution Corporation*<F7>            226,200
                                                                   -----------

             DRUGS -- 7.9%
  25,000     drugstore.com, Inc.*<F7>                                   95,750
  60,000     Endo Pharmaceuticals Holdings Inc.*<F7>                   809,400
  20,000     Eon Labs, Inc.*<F7>                                       534,000
  20,000     Hi - Tech Pharmacal Co., Inc.*<F7>                        431,000
  30,000     The Medicines Company*<F7>                                559,200
   5,000     Taro Pharmaceutical Industries Ltd.*<F7>(1)<F8>           191,400
                                                                   -----------
                                                                     2,620,750
                                                                   -----------

             EDUCATION -- 5.2%
  10,000     Career Education Corporation*<F7>                         489,200
  25,000     Concorde Career Colleges, Inc.*<F7>                       400,000
  20,000     ITT Educational Services, Inc.*<F7>                       560,000
  20,000     Whitman Education Group, Inc.*<F7>                        272,000
                                                                   -----------
                                                                     1,721,200
                                                                   -----------

             ELECTRONICS -- 5.3%
  45,000     Daktronics, Inc.*<F7>                                     699,750
  30,000     Garmin Ltd.*<F7>(1)<F8>                                 1,074,000
                                                                   -----------
                                                                     1,773,750
                                                                   -----------

             FINANCIAL SERVICES -- 0.5%
  83,333     ECapital Financial Corporation*<F7>(2)<F9>                166,667
 166,667     U.S. Capital Financial Corp.*<F7>(2)<F9>                    8,333
                                                                   -----------
                                                                       175,000
                                                                   -----------

             FURNITURE & FIXTURES -- 1.4%
  17,500     Hooker Furniture Corporation                              481,250
                                                                   -----------

             HEALTH CARE SERVICES & SUPPLIES -- 11.8%
  50,000     Coventry Health Care, Inc.*<F7>                         1,645,000
   5,000     IMPAC Medical Systems, Inc.*<F7>                          111,400
  40,000     Mid Atlantic Medical Services, Inc.*<F7>                1,622,000
  15,000     Odyssey Healthcare, Inc.*<F7>                             356,550
   5,000     Quality Systems, Inc.*<F7>                                127,550
   5,000     Vital Images, Inc.*<F7>                                    62,200
                                                                   -----------
                                                                     3,924,700
                                                                   -----------

             INTERNET SERVICES -- 16.8%
  50,000     Ask Jeeves, Inc.*<F7>                                     354,000
  20,000     eResearch Technology, Inc.*<F7>                           536,800
  20,000     FindWhat.com*<F7>                                         210,000
  50,000     Harris Interactive Inc.*<F7>                              274,000
  40,000     j2 Global Communication, Inc.*<F7>                      1,139,600
  15,000     Netease.com Inc. -- ADR*<F7>(1)<F8>                       224,250
  30,000     NetFlix Inc.*<F7>                                         610,500
  50,000     Sohu.com Inc.*<F7>                                        546,000
 100,000     United Online, Inc.*<F7>                                1,724,000
                                                                   -----------
                                                                     5,619,150
                                                                   -----------

             LEISURE AND GAMING -- 5.2%
  60,000     Acres Gaming Incorporated*<F7>                            454,200
  30,000     GTECH Holdings Corporation*<F7>                           979,800
  15,000     Station Casinos, Inc.*<F7>                                316,650
                                                                   -----------
                                                                     1,750,650
                                                                   -----------

             OIL & GAS EXPLORATION & PRODUCTION -- 2.0%
  25,000     Encore Acquisition Company*<F7>                           461,250
  10,000     XTO Energy, Inc.                                          190,000
                                                                   -----------
                                                                       651,250
                                                                   -----------

             RESTAURANTS -- 0.6%
   5,000     P.F. Chang's China Bistro, Inc.*<F7>                      185,000
                                                                   -----------

             RETAIL -- 7.8%
  15,000     Dick's Sporting Goods, Inc.*<F7>                          343,650
  20,000     FTD, Inc. -- Class A*<F7>                                 409,800
  25,000     Guitar Center, Inc.*<F7>                                  509,250
  25,000     Hollywood Entertainment Corporation*<F7>                  401,000
  10,000     Jos.  A. Bank Clothiers, Inc.*<F7>                        244,200
  35,000     Pacific Sunwear of California, Inc.*<F7>                  712,250
                                                                   -----------
                                                                     2,620,150
                                                                   -----------

             SEMICONDUCTORS -- 3.4%
  55,000     OmniVision Technologies, Inc.*<F7>                      1,139,600
                                                                   -----------

             SOFTWARE -- 1.4%
  20,000     Concur Technologies, Inc.*<F7>                            102,000
  20,000     Group 1 Software, Inc.*<F7>                               360,000
                                                                   -----------
                                                                       462,000
                                                                   -----------

             TELECOMMUNICATIONS -- 2.0%
  20,000     Boston Communications Group, Inc.*<F7>                    313,200
  30,000     KVH Industries, Inc.*<F7>                                 360,600
   5,750     Nanovation Technologies, Inc.*<F7>(2)<F9>                       0
                                                                   -----------
                                                                       673,800
                                                                   -----------

             TEXTILES & APPAREL -- 6.5%
  25,000     Coach, Inc.*<F7>                                          958,250
  30,000     Gildan Activewear Inc. -- Class A*<F7>(1)<F8>             746,100
  15,000     Quiksilver, Inc.*<F7>                                     459,300
                                                                   -----------
                                                                     2,163,650
                                                                   -----------

             WASTE MANAGEMENT -- 0.9%
  10,000     Duratek, Inc.*<F7>                                         99,600
   5,000     Stericycle, Inc.*<F7>                                     187,950
                                                                   -----------
                                                                       287,550
                                                                   -----------
             TOTAL COMMON STOCKS (Cost $28,811,384) -- 99.9%        33,329,425
             Other Assets, Less Liabilities -- 0.1%                     48,420
                                                                   -----------
             TOTAL NET ASSETS -- 100.0%                            $33,377,845
                                                                   -----------
                                                                   -----------

  *<F7>   Non-income producing security.
(1)<F8>   Foreign Security.
(2)<F9>   Illiquid Security - acquired through private placement.
    ADR   American Depository Receipts.

                     See notes to the financial statements.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- MARCH 31, 2003 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

          Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

          Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis. All discounts and premiums are accreted for tax and financial reporting.

2.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the six months ended March 31, 2003 and the fiscal year ended September 30, 2002, respectively, were as follows:

     SIX MONTHS ENDED
     MARCH 31, 2003                                    $              SHARES
     ----------------                                 ---             ------
     Shares sold                                 $   8,161,258         787,507
     Shares redeemed                               (10,491,743)     (1,019,626)
                                                 -------------     -----------
     Net decrease                                $  (2,330,485)       (232,119)
                                                 -------------
                                                 -------------
     SHARES OUTSTANDING:
     Beginning of period                                             3,422,410
                                                                   -----------
     End of period                                                   3,190,291
                                                                   -----------
                                                                   -----------

     YEAR ENDED
     SEPTEMBER 30, 2002                                $              SHARES
     ----------------                                 ---             ------
     Shares sold                                 $ 179,610,426      12,577,058
     Shares redeemed                              (196,395,002)    (13,758,548)
                                                 -------------     -----------
     Net decrease                                $ (16,784,576)     (1,181,490)
                                                 -------------
                                                 -------------
     SHARES OUTSTANDING:
     Beginning of period                                             4,603,900
                                                                   -----------
     End of period                                                   3,422,410
                                                                   -----------
                                                                   -----------

     As of March 31, 2003, Charles S. Cruice, Trustee and President of the Fund, owned 568,957 shares representing 17.8% of the Fund's total shares outstanding.

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the six months ended March 31, 2003, were $82,279,029 and $84,888,899, respectively.

     At March 31, 2003, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                                $5,113,599
     (Depreciation)                                              (1,147,410)
                                                                 ----------
          Net appreciation on investments                        $3,966,189
                                                                 ----------
                                                                 ----------

     At March 31, 2003, the cost of investments for federal income tax purposes was $29,363,236. At September 30, 2002, the Fund had accumulated net realized capital loss carryover of $28,042,402, with $380,272 expiring in 2009 and $27,662,130 expiring in 2010. To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund. In addition, the Fund realized on a tax basis, post October losses through September 30, 2002 of $8,162,363, which are not recognized for tax purposes until the first day of the following fiscal year.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

                                    TRUSTEES
                               Mr. Charles Cruice
                               Mr. Richard Gould
                               Mr. George Keeley
                              Mr. Edwin Moats, Jr.
                               Dr. Peter Utsinger

                                    OFFICERS
                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                  DISTRIBUTOR
                       Unified Financial Securities, Inc.
                                 P.O. Box 6110
                            Indianapolis, IN  46206

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                  P.O. Box 701
                               425 Walnut Street
                             Cincinnati, OH  45202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                                    KPMG LLP
                             303 East Wacker Drive
                               Chicago, IL  60601

                                 LEGAL COUNSEL
                    Stradley, Ronon, Stevens and Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA  19103